Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Debt issuance costs	$ 301	$ 248
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,800,000,000	1,800,000,000
Common stock, shares outstanding	277,378,300	305,476,800